Federal Home Loan Bank Advances (Details Texuals) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
FHLB Advances, Weighted Average Interest Rate	0.12%	0.18%
FHLB Advances, Maximum Borrowing Capacity	$ 4.8	$ 4.0
Federal Home Loan Bank, Advances, Maturities Summary [Abstract]
FHLB Advances, Total Outstanding	1.8	1.0
FHLB Advances, Due within One Year of Balance Sheet Date	1.8	1.0
FHLB Advances, Due after Five Years of Balance Sheet Date	$ 0.1	$ 0.1